PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2013	2012
Cost:
Buildings (including facility infrastructure)	$306,674	$311,089
Machinery and equipment	1,400,213	1,359,395
	1,706,887	1,670,484
Accumulated depreciation:
Buildings (including facility infrastructure)	(173,696)	(156,662)
Machinery and equipment	(1,183,152)	(1,079,354)
	(1,356,848)	(1,236,016)
	$350,039	$434,468